Accounts Payable Related To Energy Generated By Consumers - Additional Information (Details) R$ in Millions	Dec. 31, 2023 BRL (R$) GWh Facilities	Dec. 31, 2022 BRL (R$) GWh Facilities
Accounts Payable Related To Energy Generated By Consumers [Abstract]
Current liabilities	R$ 13,093	R$ 11,203
Current liabilities related to energy	R$ 705	R$ 455
Number of generating facilities | Facilities	249,241	191,153
Amount of energy injected | GWh	4,720	3,041